Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Firm ID	1281
Auditor Location	Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of the financial position of Hub Cyber Security Ltd. (the Company) as of December 31, 2024 and 2023, the related consolidated statements of profit or loss, comprehensive income (loss), changes in equity (deficit) and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standard Board (IASB).